FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE MEASUREMENT

(Audited)	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
December 31, 2023

Cash and cash equivalents:	1,650,223	-	-	1,650,223
Total cash and cash equivalents	1,650,223	-	-	1,650,223

Investments:
Marketable securities	4,623	-	-	4,623
Total Investment	4,623	-	-	4,623

(Audited)	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
March 31, 2023

Cash and cash equivalents:	21,378	-	-	21,378
Total cash and cash equivalents	21,378	-	-	21,378

Investments:
Marketable securities	14,415	-	-	14,415
Total Investment	14,415	-	-	14,415

(Unaudited)	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
December 31, 2022

Cash and cash equivalents:	22,662	-	-	22,662
Total cash and cash equivalents	22,662	-	-	22,662

Investments:
Marketable securities	14,128	-	-	14,128
Total Investment	14,128	-	-	14,128